Foreign Exchange (Loss) Gain (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes In Foreign Exchange Rates [Abstract]
Foreign exchange gain (loss)	$ 73,172	$ (129,351)
Realized foreign exchange gain (loss) on derivative contracts (note 23)	2,967	(8,206)
Unrealized foreign exchange gain (loss) on derivative contracts (note 23)	22,677	(30,808)
Foreign exchange (loss) gain on other financial assets and liabilities	(3,073)	3,357
Foreign exchange gains (losses)	$ 95,743	$ (165,008)